Investments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Proceeds from sale of debt securities	$ 2,002	$ 338	$ 651
Debt securities and cash, carrying value	28,240	32,342
Securities with a fair value	$ 2,119	$ 2,120